Securities	12 Months Ended
Dec. 31, 2021
Disclosure Securities Abstract
Securities

12. Securities

a) Financial instruments at FVTPL

	2021							2020
					Breakdown by maturity
Financial instruments at FVTPL	Yield	Maturity	Cost	Fair Value	No maturity	Up to 12 months	Over 12 months	Fair Value
Government bonds
Brazil (i)	~ 106.3% of CDI rate	01/22 - 09/27	571,467	571,753	-	17,132	554,621	4,137,224
Total government bonds			571,467	571,753	-	17,132	554,621	4,137,224

Corporate bonds and other instruments
Bill of credit (LC)	118% - 139% CDI	01/22	14	14	-	14	-	23
Certificate of bank deposits (CDB)	4.6% - 13.0% p.a. 105% - 140% CDI IPCA+ 0.8% - 7.5%	01/22 - 10/30	81,796	81,810	76,688	5,122	-	-
Real estate and agribusiness letter of credit (CRIs/CRAs)	98.5% - 99% CDI IPCA+ 4.6197% - 5.50%	04/26 - 09/35	1,520	1,508	-	1,508	-	-
Corporate bonds and debentures	0.66% - 5.27% p.y.	01/23 - 01/36	120,340	120,859	-	956	119,903	-
Equity instrument (iii)	n/a	n/a	11,211	30,735	30,735	-	-	-
Investment funds (ii)	~ 86.1% of CDI rate	n/a	12,059	9,125	9,125	-	-	150,030
Stocks issued by public-held company	n/a	n/a	158	158	158	-	-	-
Total corporate bonds and other instruments			227,098	244,209	116,706	7,600	119,903	150,053
Total financial instruments at FVTPL			798,565	815,962	116,706	24,732	674,524	4,287,277

	2021		2020
	Amounts in		Amounts in
Financial instruments at FVTPL	Original Currency	US$	Original Currency	US$
Currency:
Brazilian reais	3,718,139	666,835	22,287,409	4,287,277
American dollars	118,392	118,392	-	-
Indian rupee	2,364,231	30,735	-	-
Total		815,962		4,287,277

i)

Includes US$17,296 (US$1,534,858 on 12/31/2020) held by the subsidiaries for regulatory purposes, as required by the Brazilian Central Bank. It also includes Brazilian government securities margins pledged by the Group for transactions on the Brazilian stock exchange in the amount of US$116,254 (US$112,412 on 12/31/2020). Government bonds are mainly composed of Financial Treasury Bills ("LFTs"), National Treasury Bills ("LTNs") and National Treasury Notes ("NTNs"), classified as Level 1 in the fair value hierarchy, as described in note 25.

As described in note 4, the Group began holding financial assets in a held-to-collect -and -sell business model during 2021; therefore, part of Brazilian government bonds is classified as FVTOCI and are shown in the tables below.

(ii)	Refers to investments in funds in which assets are mostly Brazilian sovereign bonds. The fair value of these investments is determined based on the quota value, and these instruments are classified as level 2 in the fair value hierarchy. Such investments are indexed to the Brazilian CDI rate and had an average return of 86.1% of the Brazilian CDI rate in the year ended December 31, 2021 (89.5% during 2020).

(iii)	Refers to an investment in Jupiter, a neobank for consumers in India. As of December 31, 2021, the fair value changes of this investment amounted to US$19,524 and are presented as "Other income (expenses)" in the statement of profit or loss.

b) Financial instruments at FVTOCI

			2021
					Maturities
Financial instruments at FVTOCI	Yield	Maturity	Cost	Fair Value	No maturity	Up to 12 months	Over 12 months
Government bonds
Brazil (i)	~ 106.3% of CDI rate	01/22 - 09/27	6,071,826	6,074,435	-	2,070,674	4,003,761
United States	0.02% - 1.05% fixed	02/22 - 04/25	829,969	830,124	-	830,124	-
Colombia	2.42% fixed	02/24	504	504	-	504	-
Total government bonds			6,902,299	6,905,063	-	2,901,302	4,003,761

Corporate bonds and other instruments
Debentures	IPCA + 4,9173%	03/36	939	924	-	-	924
Investment funds	CDI+ 3.95% - CDI+ 5.20%	n/a	137,759	137,759	137,759	-	-
Time deposit	0.30% - 0.80% p.y.	2/22 - 10/22	1,119,706	1,119,682	-	1,119,682	-
Total corporate bonds and other instruments			1,258,404	1,258,365	137,759	1,119,682	924
Total financial instruments at FVTOCI			8,160,703	8,163,428	137,759	4,020,984	4,004,685

	2021
	Amounts in
Financial instruments at FVTOCI	Original Currency	US$
Currency:
Brazilian reais	34,643,103	6,213,118
American dollars	1,950,310	1,950,310
Total		8,163,428

(i)	Includes US$2,082,519 held by certain subsidiaries for regulatory purposes, as required by the Brazilian Central Bank. Government bonds are classified as Level 1 in the fair value hierarchy, as described in note 25.